Debt - Schedule of Long-Term and Other Debt (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NZD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NZD ($)
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 675,448			$ 661,708
Less: deferred financing costs	(4,597)			(6,668)
Less: unamortized discount	(7,577)			(3,284)
Total debt and financing lease liabilities	663,274			651,756
Less: current portion of debt and financing lease liabilities	(31,589)			(21,001)
Total long-term debt and financing lease liabilities	631,685			630,755
Triology LLC Due 2022 Notes | Trilogy LLC
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs				350,000
TISP 8.875% Notes
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	367,707
TISP 10.0% Notes
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	51,000			50,000
Less: deferred financing costs			$ (4,400)
Less: unamortized discount			$ (1,000)
Other
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	3,803			5,837
New Zealand | 2023 Senior Facilities Agreement | 2degrees
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	194,801			205,561
Less: deferred financing costs	(1,400)	$ (2.2)
New Zealand | EIP Receivables Financing Obligation | 2degrees
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	26,788	$ 39.2		15,053
Less: deferred financing costs					$ (400)	$ (0.7)
Bolivia | Bolivian Bond Debt | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	20,114			20,114
Bolivia | Tower Transaction Financing Obligation | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	4,166			4,546
Bolivia | Bank Loan 2023 | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	4,444			6,224
Bolivia | Bank Loan 2022 | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 2,625			$ 4,373